Note 11 - Convertible Notes Payable: Schedule of Short Term Debt and Maturities (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Aug. 18, 2016	Dec. 31, 2014
Stated Interest Rate		0.00%
Principal Balance Outstanding		$ 275,050
Convertible Notes Payable Gross	$ 498,891	275,050
Less debt discount	(42,797)	(122,084)		$ 0
Convertible notes payable, net of discount of $42,797 and $122,084, respectively	$ 456,094	152,966
Principal Balance Outstanding		$ 275,050
EMA Financial, LLC
Issue Date		Oct. 14, 2015
Maturity Date		Oct. 14, 2016
Stated Interest Rate		10.00%
Principal Balance Outstanding		$ 30,800
Less debt discount		0
Convertible notes payable, net of discount of $42,797 and $122,084, respectively		30,800
Principal Balance Outstanding		$ 30,800
EMA Financial, LLC | 10/14/2015 Note
Issue Date	Oct. 14, 2015	Oct. 14, 2015
Maturity Date	Oct. 14, 2016	Oct. 14, 2016
Stated Interest Rate	12.00%	10.00%
Principal Balance Outstanding	$ 13,736	$ 30,800
Amount Converted	19,564
Principal Balance Outstanding	$ 13,736	$ 30,800
EMA Financial, LLC | 5/5/2016 Note
Issue Date	May 05, 2016
Maturity Date	May 05, 2017
Stated Interest Rate	12.00%
Principal Balance Outstanding	$ 53,500
Principal Balance Outstanding	$ 53,500
Tangiers Investment Group, LLC
Issue Date	Nov. 18, 2015	Nov. 18, 2015
Maturity Date	Nov. 19, 2016	Nov. 19, 2016
Stated Interest Rate	10.00%	10.00%
Principal Balance Outstanding	$ 35,941	$ 60,000
Less debt discount		45,000
Convertible notes payable, net of discount of $42,797 and $122,084, respectively		15,000
Amount Converted	24,059
Principal Balance Outstanding	$ 35,941	$ 60,000
Kodiak Capital
Issue Date		Nov. 30, 2015
Maturity Date		Dec. 01, 2016
Stated Interest Rate		12.00%
Principal Balance Outstanding		$ 50,000
Less debt discount		0
Convertible notes payable, net of discount of $42,797 and $122,084, respectively		50,000
Principal Balance Outstanding		$ 50,000
Kodiak Capital | Equity Purchase Agreement
Issue Date		Dec. 15, 2015
Maturity Date		Jul. 15, 2016
Stated Interest Rate		8.00%
Principal Balance Outstanding		$ 50,000
Less debt discount		45,000
Convertible notes payable, net of discount of $42,797 and $122,084, respectively		5,000
Principal Balance Outstanding		$ 50,000
Kodiak Capital | 11/30/2015 Note
Issue Date	Nov. 30, 2015	Nov. 30, 2015
Maturity Date	Dec. 01, 2016	Dec. 01, 2016
Stated Interest Rate	12.00%	12.00%
Principal Balance Outstanding	$ 46,283	$ 50,000
Amount Converted	3,717
Principal Balance Outstanding	$ 46,283	$ 50,000
Kodiak Capital | 12/15/2015 Note
Issue Date	Dec. 15, 2015	Dec. 15, 2015
Maturity Date	Jul. 15, 2016	Jul. 15, 2016
Stated Interest Rate	0.00%	0.00%
Principal Balance Outstanding	$ 50,000	$ 50,000
Principal Balance Outstanding	$ 50,000	$ 50,000
Kodiak Capital | 3/18/2016 Note
Issue Date	Mar. 18, 2016
Maturity Date	Mar. 18, 2017
Stated Interest Rate	12.00%
Principal Balance Outstanding	$ 25,000		$ 25,000
Principal Balance Outstanding	$ 25,000		$ 25,000
Kodiak Capital | 5/23/2016 Note
Issue Date	May 23, 2016
Maturity Date	Aug. 30, 2016
Stated Interest Rate	1.00%
Principal Balance Outstanding	$ 50,000
Principal Balance Outstanding	$ 50,000
Kodiak Capital | 8/18/2016 Note
Issue Date	Aug. 18, 2016
Maturity Date	Aug. 18, 2017
Stated Interest Rate	12.00%
Principal Balance Outstanding	$ 25,000
Principal Balance Outstanding	25,000
Auctus Fund, LLC
Issue Date		Dec. 03, 2015
Maturity Date		Sep. 03, 2016
Stated Interest Rate		10.00%
Principal Balance Outstanding		$ 49,250
Less debt discount		0
Convertible notes payable, net of discount of $42,797 and $122,084, respectively		49,250
Amount Converted	$ 13,604
Principal Balance Outstanding		$ 49,250
Auctus Fund, LLC | 12/3/2015 Note
Issue Date	Dec. 03, 2015	Dec. 03, 2015
Maturity Date	Sep. 03, 2016	Sep. 03, 2016
Stated Interest Rate	10.00%	10.00%
Principal Balance Outstanding	$ 35,646	$ 49,250
Principal Balance Outstanding	$ 35,646	$ 49,250
Auctus Fund, LLC | 7/20/2016 Note
Issue Date	Jul. 20, 2016
Maturity Date	Apr. 20, 2017
Stated Interest Rate	10.00%
Principal Balance Outstanding	$ 45,750
Principal Balance Outstanding	45,750
Adar Bays, LLC
Issue Date		Dec. 10, 2015
Maturity Date		Dec. 10, 2016
Stated Interest Rate		8.00%
Principal Balance Outstanding		$ 35,000
Less debt discount		32,084
Convertible notes payable, net of discount of $42,797 and $122,084, respectively		2,916
Amount Converted	$ 7,790
Principal Balance Outstanding		$ 35,000
Adar Bays, LLC | 12/16/2015 Note
Issue Date	Dec. 16, 2015
Maturity Date	Dec. 16, 2016
Stated Interest Rate	8.00%
Principal Balance Outstanding	$ 27,510
Principal Balance Outstanding	$ 27,510
Adar Bays, LLC | 7/12/2016 Note
Issue Date	Jul. 12, 2016
Maturity Date	Apr. 12, 2017
Stated Interest Rate	8.00%
Principal Balance Outstanding	$ 35,000
Principal Balance Outstanding	$ 35,000
Colonial Stock Transfer
Issue Date	Jan. 14, 2016
Maturity Date	Jan. 14, 2017
Stated Interest Rate	10.00%
Principal Balance Outstanding	$ 6,605
Principal Balance Outstanding	$ 6,605
Blackbridge Capital LLC
Issue Date	Apr. 27, 2016
Maturity Date	Oct. 27, 2016
Stated Interest Rate	1.00%
Principal Balance Outstanding	$ 4,500
Amount Converted	45,500
Principal Balance Outstanding	$ 4,500
Black Forest Capital LLC | 5/31/2016 Note 1
Issue Date	May 31, 2016
Maturity Date	May 31, 2017
Stated Interest Rate	8.00%
Principal Balance Outstanding	$ 30,000
Principal Balance Outstanding	$ 30,000
Black Forest Capital LLC | 5/31/2016 Note 2
Issue Date	May 31, 2016
Maturity Date	May 31, 2017
Stated Interest Rate	2.00%
Principal Balance Outstanding	$ 14,420
Amount Converted	35,580
Principal Balance Outstanding	$ 14,420